7. Common Stock (Details Narrative) - USD ($)	3 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2017	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Common stock Par value	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Common stock, Authorized	600,000,000	600,000,000	600,000,000	600,000,000
Common stock, Issued	2,352,165	2,532,064	2,352,165	603,020
Common stock, outstanding	2,352,165	2,532,064	2,352,165	603,020
Stock issued for patent, value				$ 58,960
Stock issued for services, shares		90,000
Stock issued for services, value				41,875
Gain on settlement of debt			$ (91,593)	$ 34,874
Private Placement [Member]
Stock issued new, shares	2,342,924	3,211,108		314,500
Proceeds from private placement	$ 1,215,750	$ 1,524,350		$ 62,900
Pre-Launch Offering [Member]
Stock issued new, shares	1,195,385
Proceeds from private placement	$ 777,000
EveryStory [Member] | Common Stock | Pre-Split [Member]
Stock issued for patent, shares				88,000
Stock issued for patent, value				$ 58,960
Conversion of interest, stock issued				10,000
Conversion of interest, amount converted				$ 6,700
Stock issued for services, shares				25,000
Stock issued for services, value				$ 16,750
Stock issued for settlement of accrued consulting fees, shares				37,500
Stock issued for settlement of accrued consulting fees, value				$ 25,125
Gain on settlement of debt				$ 34,874
Conversion of debt, stock issued				625,033
Conversion of debt, amount converted				$ 730,174
Dthera [Member] | Common Stock | Post-Split [Member]
Stock issued for patent, shares				616,133
Stock issued for services, shares				175,038
Stock issued for settlement of accrued consulting fees, shares				263,325
Conversion of debt, stock issued				4,388,997
Shares owned post-split				16,000,000
Value of shares owned				$ 56,354
Convertible Notes Modification [Member]
Stock issued for modification and settlement of notes, shares issued			27,768
Stock issued for modification and settlement of notes, value			$ 183,260
Investor Offering [Member]
Stock issued new, shares			26,215,499
Warrants issued			6,553,848
Employee Offering [Member]
Stock issued new, shares			5,201,333
Investor and Employee Offering [Member]
Proceeds from private placement			$ 942,502
Prior Private Offering [Member]
Stock issued new, shares			2,342,924
Proceeds from private placement			$ 1,215,750